OBLIGATIONS OF LAW No. 14,182/2021 - Maturity Analysis Of Obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
OBLIGATIONS OF LAW No. 14,182/2021
Total	R$ 36,659,454	R$ 0
2023
OBLIGATIONS OF LAW No. 14,182/2021
Total	1,472,662
2024
OBLIGATIONS OF LAW No. 14,182/2021
Total	1,930,169
2025
OBLIGATIONS OF LAW No. 14,182/2021
Total	2,320,518
2026
OBLIGATIONS OF LAW No. 14,182/2021
Total	2,646,344
2027
OBLIGATIONS OF LAW No. 14,182/2021
Total	2,914,802
2027 onwards
OBLIGATIONS OF LAW No. 14,182/2021
Total	R$ 25,374,959
Energy Development Contribution
OBLIGATIONS OF LAW No. 14,182/2021
Percentage used for determining the present value of obligations	7.60%
Total	R$ 29,755,493	0
Energy Development Contribution | 2023
OBLIGATIONS OF LAW No. 14,182/2021
Total	597,722
Energy Development Contribution | 2024
OBLIGATIONS OF LAW No. 14,182/2021
Total	1,103,180
Energy Development Contribution | 2025
OBLIGATIONS OF LAW No. 14,182/2021
Total	1,537,907
Energy Development Contribution | 2026
OBLIGATIONS OF LAW No. 14,182/2021
Total	1,905,729
Energy Development Contribution | 2027
OBLIGATIONS OF LAW No. 14,182/2021
Total	2,213,929
Energy Development Contribution | 2027 onwards
OBLIGATIONS OF LAW No. 14,182/2021
Total	R$ 22,397,026
River Basin Revitalization
OBLIGATIONS OF LAW No. 14,182/2021
Percentage used for determining the present value of obligations	5.67%
Total	R$ 6,903,961	R$ 0
River Basin Revitalization | 2023
OBLIGATIONS OF LAW No. 14,182/2021
Total	874,940
River Basin Revitalization | 2024
OBLIGATIONS OF LAW No. 14,182/2021
Total	826,989
River Basin Revitalization | 2025
OBLIGATIONS OF LAW No. 14,182/2021
Total	782,611
River Basin Revitalization | 2026
OBLIGATIONS OF LAW No. 14,182/2021
Total	740,615
River Basin Revitalization | 2027
OBLIGATIONS OF LAW No. 14,182/2021
Total	700,873
River Basin Revitalization | 2027 onwards
OBLIGATIONS OF LAW No. 14,182/2021
Total	R$ 2,977,933